Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Technology Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Technology Fund - Class A
Expense Example, No Redemption:
1 Year	$ 664
3 Years	854
5 Years	1,060
10 Years	1,652
Fidelity Advisor Technology Fund - Class C
Expense Example, No Redemption:
1 Year	171
3 Years	530
5 Years	913
10 Years	1,788
Fidelity Advisor Technology Fund - Class M
Expense Example, No Redemption:
1 Year	466
3 Years	712
5 Years	976
10 Years	1,732
Fidelity Advisor Technology Fund - Class I
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	847
Fidelity Advisor Technology Fund - Class Z
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701